OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities, Current [Abstract]
Schedule of Other Current Liabilities	Other current liabilities consist of the following:
	As of December 31,
	2018	2017
Tax payables	$12,096	$8,567
Interest payable	986	3,160
Others	4,035	4,159
	$17,117	$15,886